Derivative Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Maximum amount of loss due to credit risk	$ 659
Maximum length of time hedged in cash flow hedges	3 years
Maximum maturity period of significant portion of forward and option contracts outstanding	12 months
Typical maturity period of other risk management derivatives	Less than 12 months
Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain (loss) from cash flow hedges recognized in other comprehensive (loss) income	$ (34,260)	$ 39,692	$ 27,578
Net unrealized gain (loss) from cash flow hedges recognized in other comprehensive (loss) income , net of taxes	(31,908)	$ 36,765	$ 20,911
Foreign currency cash flow hedge, reclassified into earnings during fiscal year 2019	$ (16,592)